Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grant Practices and Policies

The Compensation Committee approves all equity grants for executive officers. Annual equity grants are typically approved during the first quarter of each fiscal year. Outside of the annual grant cycle, we may make restricted stock unit awards in connection with a new hire package, retention grant or other off-cycle award. To determine the number of RSUs and PSUs to be granted, each employee’s applicable target grant date value is divided by the closing price of a share of our common stock on the grant date. The Company does not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. We do not grant stock options (i) during trading blackout periods, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. During fiscal year 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves all equity grants for executive officers. Annual equity grants are typically approved during the first quarter of each fiscal year. Outside of the annual grant cycle, we may make restricted stock unit awards in connection with a new hire package, retention grant or other off-cycle award. To determine the number of RSUs and PSUs to be granted, each employee’s applicable target grant date value is divided by the closing price of a share of our common stock on the grant date. The Company does not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. We do not grant stock options (i) during trading blackout periods, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. During fiscal year 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false